Supplementary Financial Information (Quarterly Financial Data ) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Total revenues	$ 1,808,526		$ 1,767,426		$ 1,701,701		$ 1,631,490		$ 1,722,854		$ 1,801,786		$ 1,687,814		$ 1,583,655		$ 6,909,143	$ 6,796,110	$ 6,129,825
Gross profit	795,951		808,518		742,384		693,490		742,316		793,122		702,637		670,229		3,040,343	2,908,304	2,563,364
Net earnings	180,949		159,423		178,616		107,544		162,160		212,086		139,173		129,469		626,532	642,934	538,803
Net earnings attributable to Mylan Inc. common shareholders	$ 180,232		$ 158,908		$ 177,689		$ 106,882		$ 161,964		$ 211,257		$ 138,550		$ 129,079		$ 623,711	$ 640,850	$ 536,810
Basic (in USD per share)	$ 0.48	[1]	$ 0.42	[1]	$ 0.47	[1]	$ 0.27	[1]	$ 0.40	[1]	$ 0.52	[1]	$ 0.33	[1]	$ 0.30	[1]	$ 1.63	$ 1.54	$ 1.25
Diluted (in USD per share)	$ 0.45	[1]	$ 0.40	[1]	$ 0.46	[1]	$ 0.27	[1]	$ 0.39	[1]	$ 0.51	[1]	$ 0.33	[1]	$ 0.30	[1]	$ 1.58	$ 1.52	$ 1.22
Share prices, high	$ 44.50	[2]	$ 38.95	[2]	$ 31.87	[2]	$ 31.01	[2]	$ 28.30	[2]	$ 24.55	[2]	$ 23.54	[2]	$ 23.69	[2]
Share prices, low	$ 37.87	[2]	$ 30.37	[2]	$ 27.96	[2]	$ 27.54	[2]	$ 23.44	[2]	$ 21.54	[2]	$ 20.64	[2]	$ 20.75	[2]

[1]	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.
[2]	Closing prices are as reported on the NASDAQ Stock Market.